Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for Peter Zaffino[1] ($)	Summary Compensation Table Total for Brian Duperreault[1] ($)	Compensation Actually Paid to Peter Zaffino[1,2,3] ($)	Compensation Actually Paid to Brian Duperreault[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]			Accident Year Combined Ratio, ex-CATs[5] (%)
Year							TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)
2022	75,314,199	—	90,844,101	—	9,077,342	12,293,363	134.37	147.35	11,275	88.7
2021	21,905,220	13,969,537	52,445,392	45,269,700	10,476,911	20,741,560	118.13	125.52	9,923	91.0
2020	—	18,810,374	—	14,041,042	12,890,475	10,890,203	76.75	102.61	(5,829)	94.1

Company Selected Measure Name			AYCR, ex-CATs
Named Executive Officers, Footnote [Text Block]	Peter Zaffino has been our PEO since March 2021. Brian Duperreault was our PEO prior to March 2021. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022
Peter Zaffino	Mark Lyons	Shane Fitzsimons
Mark Lyons	Lucy Fato	Lucy Fato
Lucy Fato	David McElroy	David McElroy
Doug Dachille	Kevin Hogan	Kevin Hogan
Doug Dachille

Peer Group Issuers, Footnote [Text Block]			The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance Index (S&P 500 Property & Casualty Insurance Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in AIG's Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the last listed year, in the Company and in the S&P 500 Property & Casualty Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. As described above, AIG’s business included its Life and Retirement business until the separation of that business, which AIG rebranded as Corebridge upon its IPO. AIG continues to hold approximately 78 percent of Corebridge common stock.
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Year	Summary Compensation Table Total for Peter Zaffino ($)	Exclusion of Change in Pension Value for Peter Zaffino	Exclusion of Stock Awards and Option Awards for Peter Zaffino ($)	Inclusion of Pension Service Cost for Peter Zaffino ($)	Inclusion of Equity Values for Peter Zaffino ($)	Compensation Actually Paid to Peter Zaffino ($)

2022	75,314,199	0	(67,647,879)	0	83,177,781	90,844,101
2021	21,905,220	0	(12,254,950)	0	42,795,122	52,445,392

Year	Summary Compensation Table Total for Brian Duperreault ($)	Exclusion of Change in Pension Value for Brian Duperreault	Exclusion of Stock Awards and Option Awards for Brian Duperreault ($)	Inclusion of Pension Service Cost for Brian Duperreault ($)	Inclusion of Equity Values for Brian Duperreault ($)	Compensation Actually Paid to Brian Duperreault ($)

2021	13,969,537	0	(11,234,009)	0	42,534,172	45,269,700
2020	18,810,374	(184,309)	(12,285,323)	0	7,700,300	14,041,042

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	9,077,342	0	(4,640,489)	0	7,856,510	12,293,363
2021	10,476,911	(175)	(4,735,671)	0	15,000,495	20,741,560
2020	12,890,475	(273)	(8,248,843)	0	6,248,844	10,890,203
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. Please note that any columns included in the calculation of Compensation Actually Paid that contain a “0” did not have an amount in that category for that year.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Zaffino ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Zaffino ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Zaffino ($)	Total - Inclusion of Equity Values for Peter Zaffino ($)

2022	69,711,054	13,466,727	—	0	0	83,177,781
2021	16,908,143	25,886,979	—	0	0	42,795,122

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brian Duperreault ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brian Duperreault ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian Duperreault ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards That Vested During Year for Brian Duperreault ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian Duperreault ($)	Total - Inclusion of Equity Values for Brian Duperreault ($)

2021	17,143,842	25,390,330	—	0	0	42,534,172
2020	15,007,466	(6,882,257)	—	(424,909)	0	7,700,300

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	5,173,501	2,675,346	—	7,663	0	7,856,510
2021	7,160,255	7,733,168	—	107,072	0	15,000,495
2020	9,165,423	(2,850,295)	—	290,506	(356,790)	6,248,844

Non-PEO NEO Average Total Compensation Amount			$ 9,077,342	$ 10,476,911	$ 12,890,475
Non-PEO NEO Average Compensation Actually Paid Amount			$ 12,293,363	20,741,560	10,890,203
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Year	Summary Compensation Table Total for Peter Zaffino ($)	Exclusion of Change in Pension Value for Peter Zaffino	Exclusion of Stock Awards and Option Awards for Peter Zaffino ($)	Inclusion of Pension Service Cost for Peter Zaffino ($)	Inclusion of Equity Values for Peter Zaffino ($)	Compensation Actually Paid to Peter Zaffino ($)

2022	75,314,199	0	(67,647,879)	0	83,177,781	90,844,101
2021	21,905,220	0	(12,254,950)	0	42,795,122	52,445,392

Year	Summary Compensation Table Total for Brian Duperreault ($)	Exclusion of Change in Pension Value for Brian Duperreault	Exclusion of Stock Awards and Option Awards for Brian Duperreault ($)	Inclusion of Pension Service Cost for Brian Duperreault ($)	Inclusion of Equity Values for Brian Duperreault ($)	Compensation Actually Paid to Brian Duperreault ($)

2021	13,969,537	0	(11,234,009)	0	42,534,172	45,269,700
2020	18,810,374	(184,309)	(12,285,323)	0	7,700,300	14,041,042

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	9,077,342	0	(4,640,489)	0	7,856,510	12,293,363
2021	10,476,911	(175)	(4,735,671)	0	15,000,495	20,741,560
2020	12,890,475	(273)	(8,248,843)	0	6,248,844	10,890,203
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. Please note that any columns included in the calculation of Compensation Actually Paid that contain a “0” did not have an amount in that category for that year.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Zaffino ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Zaffino ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Zaffino ($)	Total - Inclusion of Equity Values for Peter Zaffino ($)

2022	69,711,054	13,466,727	—	0	0	83,177,781
2021	16,908,143	25,886,979	—	0	0	42,795,122

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brian Duperreault ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brian Duperreault ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brian Duperreault ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards That Vested During Year for Brian Duperreault ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brian Duperreault ($)	Total - Inclusion of Equity Values for Brian Duperreault ($)

2021	17,143,842	25,390,330	—	0	0	42,534,172
2020	15,007,466	(6,882,257)	—	(424,909)	0	7,700,300

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2022	5,173,501	2,675,346	—	7,663	0	7,856,510
2021	7,160,255	7,733,168	—	107,072	0	15,000,495
2020	9,165,423	(2,850,295)	—	290,506	(356,790)	6,248,844

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEOs and Other NEO Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.
PEO and Average NEO Compensation Actually Paid Versus AIG, Inc. TSR

Fiscal Year
Peter Zaffino Compensation Actually Paid		Brian Duperreault Compensation Actually Paid
Average NEO Compensation Actually Paid		AIG, Inc. TSR

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEOs and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.
PEO and Average NEO Compensation Actually Paid Versus AIG, Inc. Net Income

Fiscal Year
Peter Zaffino Compensation Actually Paid		Brian Duperreault Compensation Actually Paid
Average NEO Compensation Actually Paid		AIG, Inc. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEOs and Other NEO Compensation Actually Paid and Accident Year Combined Ratio, ex-CATs*
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our AYCR, ex-CATs*, during the three most recently completed fiscal years.
PEO and Average NEO Compensation Actually Paid Versus AIG, Inc. Accident Year Combined Ratio, ex-CATs*

Fiscal Year
Peter Zaffino Compensation Actually Paid		Brian Duperreault Compensation Actually Paid
Average NEO Compensation Actually Paid		Accident Year Combined Ratio, ex-CATs*
*    We make adjustments to U.S. GAAP financial measures for purposes of this performance metric. See Appendix A for an explanation of how this metric is calculated from our audited financial statements.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Property & Casualty Insurance Index over the same period.
Comparison of Cumulative TSR of AIG, Inc. and S&P 500 Property & Casualty Insurance Index (FYE 2019 Indexed to $100)

AIG, Inc. TSR	S&P 500 Property & Casualty Insurance Index TSR

Tabular List [Table Text Block]

Accident Year Combined Ratio, ex-CATs*	Diluted Normalized Adjusted After-tax Income Attributable to AIG Common Shareholders Per Share*	Relative Tangible Book Value Per Common Share* Growth	AIG 200 Net GOE Exit Run-rate Savings ex Corebridge*	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 134.37	118.13	76.75
Peer Group Total Shareholder Return Amount			147.35	125.52	102.61
Net Income (Loss)			$ 11,275,000,000	$ 9,923,000,000	$ (5,829,000,000)
Company Selected Measure Amount			88.7	91.0	94.1
PEO Name	Brian Duperreault	Peter Zaffino	Peter Zaffino		Brian Duperreault
Additional 402(v) Disclosure [Text Block]			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. In connection with AIG’s separation of its Life and Retirement business, AIG rebranded the business as Corebridge and the IPO of Corebridge was completed on September 19, 2022. AIG continues to own approximately 78 percent of Corebridge common stock. Mr. Hogan became an executive officer of Corebridge as well. At that time, Mr. Hogan’s outstanding and unvested RSUs denominated in AIG common stock were converted to unvested RSUs denominated in Corebridge common stock. As a result, the RSUs included in the table above were valued using the stock price of Corebridge as of December 31, 2022.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Accident Year Combined Ratio, ex-CATs*
Non-GAAP Measure Description [Text Block]			We determined AYCR, ex-CATs to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. We make adjustments to U.S. GAAP financial measures for purposes of this performance metric. See Appendix A for an explanation of how this metric is calculated from our audited financial statements.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Diluted Normalized Adjusted After-tax Income Attributable to AIG Common Shareholders Per Share*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Relative Tangible Book Value Per Common Share* Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			AIG 200 Net GOE Exit Run-rate Savings ex Corebridge*
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Zaffino [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 75,314,199	$ 21,905,220
PEO Actually Paid Compensation Amount			90,844,101	52,445,392
Duperreault [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				13,969,537	$ 18,810,374
PEO Actually Paid Compensation Amount				45,269,700	14,041,042
PEO [Member] | Zaffino [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Zaffino [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(67,647,879)	(12,254,950)
PEO [Member] | Zaffino [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Zaffino [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,177,781	42,795,122
PEO [Member] | Zaffino [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			69,711,054	16,908,143
PEO [Member] | Zaffino [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			13,466,727	25,886,979
PEO [Member] | Zaffino [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Zaffino [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Zaffino [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0
PEO [Member] | Zaffino [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,177,781	42,795,122
PEO [Member] | Duperreault [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	(184,309)
PEO [Member] | Duperreault [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(11,234,009)	(12,285,323)
PEO [Member] | Duperreault [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Duperreault [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				42,534,172	7,700,300
PEO [Member] | Duperreault [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				17,143,842	15,007,466
PEO [Member] | Duperreault [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				25,390,330	(6,882,257)
PEO [Member] | Duperreault [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Duperreault [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	(424,909)
PEO [Member] | Duperreault [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards				0	0
PEO [Member] | Duperreault [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				42,534,172	7,700,300
Non-PEO NEO [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(175)	(273)
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,640,489)	(4,735,671)	(8,248,843)
Non-PEO NEO [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Inclusion Of Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,856,510	15,000,495	6,248,844
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			5,173,501	7,160,255	9,165,423
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			2,675,346	7,733,168	(2,850,295)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			7,663	107,072	290,506
Non-PEO NEO [Member] | Equity Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	(356,790)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 7,856,510	$ 15,000,495	$ 6,248,844